Provisions - Summary of Provisions (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Provisions [abstract]
Other provision	€ 51	€ 51
Provision for bonuses	2,807	0
Total provisions	€ 2,858	€ 51